Investment Securities - Amount of Interest Income from Taxable and Non-Taxable Investment Securities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Income, Securities, Operating, by Taxable Status [Abstract]
Taxable	$ 2,396	$ 2,043	$ 1,878
Non-taxable	220	189	200
Total interest income from investment securities	$ 2,616	$ 2,232	$ 2,078